UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Variable Global High Yield Bond Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$153,060,313
Total Number of Portfolio Holdings*	356
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7872-STSR-0825

Western Asset Variable Global High Yield Bond Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$54	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$153,060,313
Total Number of Portfolio Holdings*	356
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7884-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Variable Global High Yield Bond Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 72.0%
Communication Services — 12.1%
Diversified Telecommunication Services — 3.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,477,015 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	282,111 *(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	372,375 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	788,500 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	750,000	705,631 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	196,734	225,917 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	170,000	173,101 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	869,248 (a)
Total Diversified Telecommunication Services				4,893,898
Entertainment — 1.2%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	670,000	695,665 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	350,000	352,844 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	184,000	137,770
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	256,000	216,640
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	540,000	366,525
Total Entertainment				1,769,444
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	180,000	161,172 (a)
Media — 5.6%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	280,125 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	484,571
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	333,319
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,660,778
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	291,456 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	902,200 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	510,000	526,114 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,244,236
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	715,131	653,176 (c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	50,000	49,669 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	275,500	$227,287 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	378,550 (d)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000 EUR	175,326 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000	399,277 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000	640,283 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000	329,466 (a)
Total Media				8,575,833
Wireless Telecommunication Services — 2.0%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	704,318 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	293,035 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	148,340 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	173,440 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	739,767 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	685,493 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	410,000	379,517 (a)
Total Wireless Telecommunication Services				3,123,910

Total Communication Services				18,524,257
Consumer Discretionary — 15.1%
Automobile Components — 2.4%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	190,000	194,463 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	130,000	130,056
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	700,000	641,132
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	290,000	291,814 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	249,741 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	218,829 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	720,000	733,643 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	760,000	763,001 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	407,014 (a)
Total Automobile Components				3,629,693
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 0.7%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	$422,326 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	960,000	666,663 (a)
Total Automobiles				1,088,989
Broadline Retail — 2.1%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	417,217 (d)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	968,766 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,898,756
Total Broadline Retail				3,284,739
Diversified Consumer Services — 1.1%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	160,000	151,280 (a)
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	130,000 EUR	155,491 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.350%	6/15/31	100,000 EUR	117,906 (a)(e)
Service Corp. International, Senior Notes	5.125%	6/1/29	390,000	389,305
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	798,235 (a)
Total Diversified Consumer Services				1,612,217
Hotels, Restaurants & Leisure — 7.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000 EUR	1,247,789 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000	507,741 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	246,418 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,100,000	1,126,155 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	1,063,777
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	826,514 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	50,000	51,014
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	330,000	340,567
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	210,000	213,481 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.986%	7/16/35	853,000 GBP	1,041,341 (d)(e)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	328,619 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	500,000	511,127 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000	232,057 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000	502,082 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	150,000	151,960 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	184,072
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	520,000	560,366 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	$662,172 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	99,557 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000	288,507 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000	672,264 (a)
Total Hotels, Restaurants & Leisure				10,857,580
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	210,000	221,069 (a)
Specialty Retail — 1.2%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	362,409 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	170,650 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	426,386 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	243,181 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	590,000	606,212
Total Specialty Retail				1,808,838
Textiles, Apparel & Luxury Goods — 0.4%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	231,482 (a)
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	810,000	307,800 (a)
Total Textiles, Apparel & Luxury Goods				539,282

Total Consumer Discretionary				23,042,407
Consumer Staples — 0.6%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	437,937 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	340,524 (a)
Total Beverages				778,461
Consumer Staples Distribution & Retail — 0.1%
Afflelou SAS, Senior Secured Notes	6.000%	7/25/29	100,000 EUR	122,801 (a)

Total Consumer Staples				901,262
Energy — 9.8%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	275,151 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 9.6%
Chord Energy Corp., Senior Notes	6.750%	3/15/33	610,000	$623,571 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	110,000	114,734 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	263,855 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,010,000	1,011,323 (a)(f)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	588,962
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	621,903
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,991 (e)(g)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	602,487 (e)(g)
EQT Corp., Senior Notes	7.500%	6/1/30	240,000	263,881 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	770,000	749,253
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	52,622 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	311,351	306,681 (a)(e)(h)(i)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	383,458 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	537,915 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	373,672 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	323,228
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	698,769 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,349,518
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,056,132
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	354,499
Range Resources Corp., Senior Notes	8.250%	1/15/29	380,000	391,492
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	120,000	125,390 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	174,054 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	543,159 (d)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	435,369 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	780,000	759,056 (a)(e)(g)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	$353,379 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	630,000	680,770 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	190,000	203,588 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	60,000	64,998 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	160,000	160,000 (a)(f)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	291,188 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	243,216 (a)
Total Oil, Gas & Consumable Fuels				14,712,113

Total Energy				14,987,264
Financials — 9.5%
Banks — 4.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	724,259 (a)(e)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	398,879 (a)(e)(g)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,558,004 (a)(e)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	467,893 (e)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,859,208 (a)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	227,760 (e)(g)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	616,413 (e)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	$729,402 (e)(g)
Total Banks				6,581,818
Capital Markets — 1.8%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,257,504 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	306,540 (e)(g)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(h)(i)(j)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	406,725 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	260,000	262,825 (a)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	429,307 (a)(e)(g)
Total Capital Markets				2,662,901
Consumer Finance — 0.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	491,255 (a)
Financial Services — 2.7%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	700,000	743,557 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	147,593 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	160,000	166,642 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	580,000	610,672 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	760,000	781,912 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	400,000	407,862 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	600,000	585,564 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	190,202 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	315,042 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	220,000	221,533 (a)
Total Financial Services				4,170,579
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	$152,258 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	450,000	460,687 (a)
Total Insurance				612,945

Total Financials				14,519,498
Health Care — 4.1%
Health Care Equipment & Supplies — 0.3%
Insulet Corp., Senior Notes	6.500%	4/1/33	260,000	271,256 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	133,709 (a)
Total Health Care Equipment & Supplies				404,965
Health Care Providers & Services — 1.2%
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	1,008,061 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	380,251
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	447,928 (a)
Total Health Care Providers & Services				1,836,240
Pharmaceuticals — 2.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	880,000	888,351 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	648,146 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	56,300 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	250,000	0 *(a)(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	303,000	297,304
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,099,602
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	360,133
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	690,000	702,806
Total Pharmaceuticals				4,052,642

Total Health Care				6,293,847
Industrials — 10.5%
Aerospace & Defense — 1.1%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	154,629 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	82,573 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	$493,838 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	950,000	998,402 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	30,000	31,279 (a)
Total Aerospace & Defense				1,760,721
Building Products — 0.9%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	194,288 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000	451,565 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	670,000	689,393 (a)
Total Building Products				1,335,246
Commercial Services & Supplies — 1.9%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	318,302 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	220,000	215,975
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	912,473
GEO Group Inc., Senior Notes	10.250%	4/15/31	510,000	559,701
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	275,432
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	350,000	366,686 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	280,000	294,703 (a)
Total Commercial Services & Supplies				2,943,272
Construction & Engineering — 0.8%
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	249,227 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	558,468 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	140,000	141,310 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	240,000	244,135 (a)
Total Construction & Engineering				1,193,140
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	251,705 (a)
Machinery — 2.0%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	209,497 (d)
Esab Corp., Senior Notes	6.250%	4/15/29	330,000	338,287 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	616,230 (a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	200,000	195,491
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000	462,199
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	$1,202,937 (a)
Total Machinery				3,024,641
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	371,470 (a)
Passenger Airlines — 1.3%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	367,893 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	167,865 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	240,000	233,642 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	224,675 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	528,468	379,176 (a)(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	650,000	631,381 (a)
Total Passenger Airlines				2,004,632
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	379,937 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	280,000	292,595 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	280,000	293,566 (a)
Total Trading Companies & Distributors				966,098
Transportation Infrastructure — 1.5%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	781,249 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	819,123 (d)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	624,141 (a)
Total Transportation Infrastructure				2,224,513

Total Industrials				16,075,438
Information Technology — 3.8%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,180,000	1,236,578 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	734,656 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	490,000	424,942 (a)
Total Communications Equipment				2,396,176
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	180,870 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — continued
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	200,000	$209,696 (a)
Total Electronic Equipment, Instruments & Components				390,566
IT Services — 0.5%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	190,000	194,405 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	350,000	363,718 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	130,000 EUR	158,792 (a)
Total IT Services				716,915
Software — 1.2%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	650,000	692,354 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	226,455 (a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000	425,718 (d)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	160,677 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	5.779%	7/31/31	320,000 EUR	378,087 (a)(e)
Total Software				1,883,291
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	230,000	244,581 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	200,000	203,486 (a)
Total Technology Hardware, Storage & Peripherals				448,067

Total Information Technology				5,835,015
Materials — 3.7%
Chemicals — 1.2%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	218,076 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	124,676 (a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	6.750%	4/15/30	290,000 EUR	316,676 (a)
OCP SA, Senior Notes	4.500%	10/22/25	500,000	498,576 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	625,247
Total Chemicals				1,783,251
Containers & Packaging — 0.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	429,526	20,402 (a)(c)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000	$582,156 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	223,368 (a)
Total Containers & Packaging				825,926
Metals & Mining — 2.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	260,000	266,392 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,060,000	1,101,072 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,622,565 (a)
Total Metals & Mining				2,990,029

Total Materials				5,599,206
Real Estate — 1.2%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	180,000	188,525 (a)
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	414,304
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Notes	8.875%	6/15/32	770,000	792,398
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	211,883	15,362 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	172,148	3,443 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	226,374	4,527 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (d)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	84,534	1,479 (c)(d)
Essendi SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	136,080 (a)
Essendi SA, Senior Secured Notes	5.375%	5/15/30	100,000 EUR	120,309 (a)
Total Real Estate Management & Development				283,538
Specialized REITs — 0.1%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	230,000	238,249 (a)

Total Real Estate				1,917,014
Utilities — 1.6%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	154,726 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	570,000	$556,165 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	250,000	254,552 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	90,000	89,965 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	340,337 (a)
Total Electric Utilities				1,395,745
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	691,107 (a)
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	379,117 (a)

Total Utilities				2,465,969
Total Corporate Bonds & Notes (Cost — $110,183,700)				110,161,177
Sovereign Bonds — 15.0%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	377,610 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	548,358 (a)
Total Angola				925,968
Argentina — 2.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	173,702	145,823
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	302,647	242,118
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	910,991
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,707,043	1,952,455 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	33,340	33,590 (d)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	389,012 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	390,000	391,657 (a)(f)
Total Argentina				4,065,646
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	800,000	813,600 (a)
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	422,486 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	$555,405
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	497,057
Total Brazil				1,052,462
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	872,800
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	358,740 (a)
Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	479,088 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	390,299 (a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	315,060 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	138,878 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	379,598 (d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	595,050 (a)
Total Dominican Republic				2,297,973
Ecuador — 0.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	921,448 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	236,583 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	300,640 (d)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	675,925 (a)
Total Egypt				1,213,148
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	587,358 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Indonesia — 0.6%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	$986,613
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	89,389	85,403 (d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	956,344 (a)
Total Ivory Coast				1,041,747
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	807,832 (a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	295,077 (a)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	258,510 (d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	333,690 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	190,126 (a)
Total Nigeria				782,326
Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	413,867 (d)
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	478,302 (a)
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	278,702 (a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	483,413
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	284,755
Total South Africa				768,168
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,078,785
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — continued
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	$696,113
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	480,222
Total Turkey				3,255,120
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	9,949 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	29,725 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	100,180	51,541 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	30,625 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	133,249	67,434 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	25,954 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	147,285	71,865 (a)
Total Ukraine				287,093

Total Sovereign Bonds (Cost — $22,337,703)				22,926,476
Asset-Backed Securities — 7.4%
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.919%	1/21/35	500,000	476,084 (a)(e)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/37	120,000	120,357 (a)(e)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.756%	1/15/37	310,000	311,498 (a)(e)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.782%	1/25/38	340,000	337,455 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.369%	1/20/38	150,000	149,612 (a)(e)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.918%	4/15/34	200,000	$201,406 (a)(e)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.379%	10/23/34	440,000	440,272 (a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.419%	10/20/35	490,000	493,656 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.206%	7/15/37	300,000	305,335 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.019%	4/19/35	120,000	118,910 (a)(e)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.719%	1/20/38	600,000	611,910 (a)(e)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.672%	4/22/34	420,000	415,818 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/34	190,000	190,831 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/35	150,000	144,060 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.669%	1/20/38	500,000	497,500 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.019%	10/20/34	460,000	453,662 (a)(e)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.182%	10/25/37	400,000	402,899 (a)(e)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	520,000	520,100 (a)(e)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.198%	10/15/31	600,000	598,498 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	420,000	417,468 (a)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.446%	4/15/34	210,000	210,599 (a)(e)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.856%	8/26/34	380,000	374,129 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.506%	10/15/37	280,000	282,094 (a)(e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.088%	10/15/34	400,000	401,490 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.609%	1/20/38	370,000	376,049 (a)(e)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.959%	1/20/38	190,000	$195,495 (a)(e)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.272%	1/22/38	380,000	386,625 (a)(e)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.719%	4/20/37	220,000	220,823 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.219%	7/20/37	130,000	130,538 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.311%	4/20/38	370,000	371,823 (a)(e)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.882%	1/25/37	450,000	452,252 (a)(e)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.669%	4/20/34	190,000	189,760 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.569%	4/18/37	130,000	131,716 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/38	380,000	380,473 (a)(e)

Total Asset-Backed Securities (Cost — $11,310,915)				11,311,197
Senior Loans — 4.1%
Communication Services — 0.5%
Entertainment — 0.1%
Voyager Parent LLC, Term Loan B	—	5/9/32	180,000	178,400 (k)
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (1 mo. Term SOFR + 6.600%)	10.927%	10/26/29	89,770	87,813 (e)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	520,000	506,350 (l)(m)
Total Interactive Media & Services				594,163

Total Communication Services				772,563
Consumer Discretionary — 1.7%
Automobile Components — 0.3%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	3/30/27	541,699	512,697 (e)(l)(m)
Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	399,345	363,404 (e)(l)(m)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.577%	2/6/31	444,375	444,655 (e)(l)(m)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.827%	1/27/29	492,367	$492,386 (e)(l)(m)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/30/30	394,000	393,508 (e)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.327%	3/14/31	395,000	396,147 (e)(l)(m)
Total Hotels, Restaurants & Leisure				1,726,696

Total Consumer Discretionary				2,602,797
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	344,679	346,305 (e)(l)(m)

Financials — 0.1%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.327%	3/12/29	138,603	139,524 (e)(l)(m)

Industrials — 0.3%
Building Products — 0.3%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.577%	2/10/32	359,100	359,055 (e)(l)(m)

Information Technology — 1.0%
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.322%	8/17/29	278,367	279,446 (e)(l)(m)
Software — 0.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.327%	10/16/26	354,080	351,497 (e)(l)(m)
X.Ai Corp., Initial Term Loan	—	6/30/28	880,000	884,814 (k)
Total Software				1,236,311

Total Information Technology				1,515,757
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	500,000	492,500 (e)(h)(i)(l)(m)

Total Senior Loans (Cost — $6,488,232)				6,228,501
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		12,962	$325,476 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		3,941	88,948 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		7,229	170,026 (e)

Total Preferred Stocks (Cost — $593,392)				584,450
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	340,134	401,358 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	418 (d)

Total Convertible Bonds & Notes (Cost — $375,106)				401,776
			Shares
Common Stocks — 0.2%
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			7,815	236,013 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			120	599 *(h)(n)
Spirit Aviation Holdings Inc.			20,733	103,457 *

Total Industrials				104,056
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	1,197 *(h)

Total Common Stocks (Cost — $619,031)				341,266
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	$210,460 (a)(e)
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $179,338)		3/12/30	14,732	73,513 *(a)(h)(n)
Total Investments before Short-Term Investments (Cost — $152,297,416)				152,238,816
	Rate		Shares
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $66,248)	4.301%		66,248	66,248 (p)(q)
Total Investments — 99.5% (Cost — $152,363,664)				152,305,064
Other Assets in Excess of Liabilities — 0.5%				755,249
Total Net Assets — 100.0%				$153,060,313

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of June 30, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	All or a portion of this loan has not settled as of June 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Restricted security (Note 9).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2025, the total market value of investments in Affiliated
Companies was $66,248 and the cost was $66,248 (Note 8).

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At June 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	18	9/25	$2,586,015	$2,663,100	$(77,085)
At June 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,548,975	EUR	2,315,863	Bank of America N.A.	7/16/25	$(182,010)
USD	1,335,950	GBP	1,046,155	Bank of America N.A.	7/16/25	(100,161)
USD	89,265	EUR	79,333	BNP Paribas SA	7/16/25	(4,289)
EUR	54,786	USD	62,003	Citibank N.A.	7/16/25	2,603
EUR	402,005	USD	458,713	Citibank N.A.	7/16/25	15,352
GBP	327,000	USD	439,037	Citibank N.A.	7/16/25	9,853
Net unrealized depreciation on open forward foreign currency contracts						$(258,652)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
At June 30, 2025, the Portfolio had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$1,056,000	6/20/30	5.000% quarterly	$79,434	$21,092	$58,342

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Summary of Investments by Country#
United States	43.6%
United Kingdom	5.9
Cayman Islands	5.7
Mexico	3.6
Argentina	3.4
Turkey	3.4
Brazil	3.0
Canada	2.1
Dominican Republic	2.0
Italy	1.9
Germany	1.8
Zambia	1.8
Israel	1.6
France	1.5
Colombia	1.4
Luxembourg	1.3
South Africa	1.3
Guatemala	1.1
Jersey	1.0
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (cont’d)
Netherlands	0.9%
Egypt	0.8
Sweden	0.8
Tanzania	0.7
Ivory Coast	0.7
Indonesia	0.7
Angola	0.6
Ecuador	0.6
Bahamas	0.5
Jordan	0.5
Chile	0.5
Nigeria	0.5
Peru	0.5
Switzerland	0.4
Kazakhstan	0.4
Morocco	0.3
Paraguay	0.3
Macau	0.3
Bahrain	0.3
Japan	0.3
Oman	0.3
Costa Rica	0.2
Ireland	0.2
Hong Kong	0.2
Kenya	0.2
Ukraine	0.2
Senegal	0.2
Bermuda	0.2
Belgium	0.2
Spain	0.1
China	0.0 †
Short-Term Investments	0.0 †
100.0%

#	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2025, and are subject to change.
†	Represents less than 0.1%.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $152,297,416)	$152,238,816
Investments in affiliated securities, at value (Cost — $66,248)	66,248
Foreign currency, at value (Cost — $281,333)	281,638
Cash	1,020,485
Interest receivable	2,566,201
Receivable for securities sold	188,657
Receivable for Portfolio shares sold	142,332
Deposits with brokers for centrally cleared swap contracts	89,000
Deposits with brokers for open futures contracts	73,440
Unrealized appreciation on forward foreign currency contracts	27,808
Receivable from brokers — net variation margin on centrally cleared swap contracts	3,229
Principal paydown receivable	2,255
Dividends receivable from affiliated investments	1,498
Prepaid expenses	4
Total Assets	156,701,611
Liabilities:
Payable for securities purchased	3,058,900
Unrealized depreciation on forward foreign currency contracts	286,460
Investment management fee payable	87,248
Payable for Portfolio shares repurchased	73,676
Service and/or distribution fees payable	17,142
Payable to brokers — net variation margin on open futures contracts	16,988
Trustees’ fees payable	378
Accrued expenses	100,506
Total Liabilities	3,641,298
Total Net Assets	$153,060,313
Net Assets:
Par value (Note 7)	$236
Paid-in capital in excess of par value	186,686,241
Total distributable earnings (loss)	(33,626,164)
Total Net Assets	$153,060,313
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Net Assets:
Class I	$68,325,567
Class II	$84,734,746
Shares Outstanding:
Class I	10,780,742
Class II	12,840,730
Net Asset Value:
Class I	$6.34
Class II	$6.60
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$5,694,768
Dividends from affiliated investments	18,126
Dividends from unaffiliated investments	16,163
Less: Foreign taxes withheld	(9,466)
Total Investment Income	5,719,591
Expenses:
Investment management fee (Note 2)	531,809
Service and/or distribution fees (Notes 2 and 5)	103,409
Fund accounting fees	39,903
Audit and tax fees	21,873
Shareholder reports	8,752
Legal fees	5,539
Trustees’ fees	2,263
Transfer agent fees (Notes 2 and 5)	750
Commitment fees (Note 10)	644
Insurance	449
Custody fees	107
Miscellaneous expenses	4,087
Total Expenses	719,585
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(497)
Net Expenses	719,088
Net Investment Income	5,000,503
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(495,151)
Futures contracts	(179,213)
Swap contracts	(2,197)
Forward foreign currency contracts	98,659
Foreign currency transactions	26,439
Net Realized Loss	(551,463)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,418,728
Futures contracts	(118,935)
Swap contracts	39,901
Forward foreign currency contracts	(507,723)
Foreign currencies	65,081
Change in Net Unrealized Appreciation (Depreciation)	2,897,052
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,345,589
Increase in Net Assets From Operations	$7,346,092
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$5,000,503	$9,668,437
Net realized loss	(551,463)	(5,568,115)
Change in net unrealized appreciation (depreciation)	2,897,052	5,815,458
Increase in Net Assets From Operations	7,346,092	9,915,780
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(66,017)	(9,309,210)
Decrease in Net Assets From Distributions to Shareholders	(66,017)	(9,309,210)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	6,727,708	24,819,590
Reinvestment of distributions	66,017	9,309,210
Cost of shares repurchased	(14,487,770)	(24,552,495)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(7,694,045)	9,576,305
Increase (Decrease) in Net Assets	(413,970)	10,182,875
Net Assets:
Beginning of period	153,474,283	143,291,408
End of period	$153,060,313	$153,474,283
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.04	$6.02	$5.78	$7.19	$7.43	$7.19
Income (loss) from operations:
Net investment income	0.20	0.41	0.39	0.34	0.34	0.35
Net realized and unrealized gain (loss)	0.10	0.02	0.19	(1.32)	(0.24)	0.18
Total income (loss) from operations	0.30	0.43	0.58	(0.98)	0.10	0.53
Less distributions from:
Net investment income	(0.00)[3]	(0.41)	(0.34)	(0.43)	(0.34)	(0.29)
Return of capital	—	—	—	—	—	(0.00)[3]
Total distributions	(0.00)[3]	(0.41)	(0.34)	(0.43)	(0.34)	(0.29)
Net asset value, end of period	$6.34	$6.04	$6.02	$5.78	$7.19	$7.43
Total return[4]	4.85%	7.06%	10.26%	(13.72)%	1.33%	7.32%
Net assets, end of period (000s)	$68,326	$71,325	$76,028	$76,863	$99,346	$103,974
Ratios to average net assets:
Gross expenses	0.81%[5]	0.81%	0.83%	0.79%	0.82%	0.84%
Net expenses[6,7]	0.81 [5]	0.81	0.83	0.79	0.82	0.84
Net investment income	6.72 [5]	6.62	6.59	5.37	4.49	4.89
Portfolio turnover rate	28%	51%	34%	58%	73%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.29	$6.26	$6.00	$7.44	$7.68	$7.43
Income (loss) from operations:
Net investment income	0.21	0.41	0.39	0.34	0.33	0.34
Net realized and unrealized gain (loss)	0.10	0.01	0.20	(1.37)	(0.25)	0.19
Total income (loss) from operations	0.31	0.42	0.59	(1.03)	0.08	0.53
Less distributions from:
Net investment income	(0.00)[3]	(0.39)	(0.33)	(0.41)	(0.32)	(0.28)
Return of capital	—	—	—	—	—	(0.00)[3]
Total distributions	(0.00)[3]	(0.39)	(0.33)	(0.41)	(0.32)	(0.28)
Net asset value, end of period	$6.60	$6.29	$6.26	$6.00	$7.44	$7.68
Total return[4]	4.97%	6.70%	9.96%	(13.87)%	1.04%	7.12%
Net assets, end of period (000s)	$84,735	$82,149	$67,264	$56,353	$64,999	$50,137
Ratios to average net assets:
Gross expenses	1.06%[5]	1.06%	1.08%	1.04%	1.07%	1.10%
Net expenses[6,7]	1.06 [5]	1.06	1.08	1.03	1.07	1.10
Net investment income	6.47 [5]	6.38	6.35	5.16	4.26	4.63
Portfolio turnover rate	28%	51%	34%	58%	73%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$14,680,583	$306,681	$14,987,264
Financials	—	14,519,498	0 *	14,519,498
Health Care	—	6,293,847	0 *	6,293,847
Other Corporate Bonds & Notes	—	74,360,568	—	74,360,568
Sovereign Bonds	—	22,926,476	—	22,926,476
Asset-Backed Securities	—	11,311,197	—	11,311,197
Senior Loans:
Sovereign Bonds	—	—	492,500	492,500
Other Senior Loans	—	5,736,001	—	5,736,001
Preferred Stocks	$584,450	—	—	584,450
Convertible Bonds & Notes	—	401,776	—	401,776
Common Stocks:
Consumer Discretionary	236,013	—	—	236,013
Industrials	103,457	599	—	104,056
Real Estate	—	1,197	—	1,197
Collateralized Mortgage Obligations	—	210,460	—	210,460
Warrants	—	73,513	—	73,513
Total Long-Term Investments	923,920	150,515,715	799,181	152,238,816
Short-Term Investments†	66,248	—	—	66,248
Total Investments	$990,168	$150,515,715	$799,181	$152,305,064
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$27,808	—	$27,808
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	58,342	—	58,342
Total Other Financial Instruments	—	$86,150	—	$86,150
Total	$990,168	$150,601,865	$799,181	$152,391,214

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$77,085	—	—	$77,085
Forward Foreign Currency Contracts††	—	$286,460	—	286,460
Total	$77,085	$286,460	—	$363,545

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the total notional value of all credit default swaps to sell protection was $1,056,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $286,460. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $497, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended June 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $718 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$42,739,152
Sales	42,212,459
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$152,398,683	$5,107,798	$(5,201,417)	$(93,619)
Futures contracts	—	—	(77,085)	(77,085)
Forward foreign currency contracts	—	27,808	(286,460)	(258,652)
Swap contracts	21,092	58,342	—	58,342
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$27,808	—	$27,808
Centrally cleared swap contracts[2]	—	$58,342	58,342
Total	$27,808	$58,342	$86,150

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[3]	$77,085
Forward foreign currency contracts	286,460
Total	$363,545
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(179,213)	—	$(179,213)
Swap contracts	—	$(2,197)	(2,197)
Forward foreign currency contracts	98,659	—	98,659
Total	$(80,554)	$(2,197)	$(82,751)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(118,935)	—	$(118,935)
Swap contracts	—	$39,901	39,901
Forward foreign currency contracts	(507,723)	—	(507,723)
Total	$(626,658)	$39,901	$(586,757)
During the six months ended June 30, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to sell)	$2,462,416
Forward foreign currency contracts (to buy)	449,861
Forward foreign currency contracts (to sell)	4,249,921
Average Notional Balance**
Credit default swap contracts (sell protection)	$2,109,429

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	—	$(282,171)	$(282,171)	—	$(282,171)
BNP Paribas SA	—	(4,289)	(4,289)	—	(4,289)
Citibank N.A.	$27,808	—	27,808	—	27,808
Total	$27,808	$(286,460)	$(258,652)	—	$(258,652)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$320
Class II	$103,409	430
Total	$103,409	$750
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$228
Class II	269
Total	$497
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	$30,447	$4,564,489
Class II	35,570	4,744,721
Total	$66,017	$9,309,210
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	419,666	$2,575,243	746,762	$4,606,182
Shares issued on reinvestment	4,864	30,447	748,277	4,564,489
Shares repurchased	(1,459,786)	(8,968,255)	(2,303,331)	(14,278,311)
Net decrease	(1,035,256)	$(6,362,565)	(808,292)	$(5,107,640)
Class II
Shares sold	647,528	$4,152,465	3,152,719	$20,213,408
Shares issued on reinvestment	5,456	35,570	746,025	4,744,721
Shares repurchased	(867,184)	(5,519,515)	(1,582,870)	(10,274,184)
Net increase (decrease)	(214,200)	$(1,331,480)	2,315,874	$14,683,945
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,355,791	$17,984,503	17,984,503	$21,274,046	21,274,046

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18,126	—	$66,248
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	120	3/25	$1,461	$599	$4.99	0.00 (a)%
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	73,513 (b)	4.99	0.05
			$180,799	$74,112		0.05%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2025.
11. Deferred capital losses
As of December 31, 2024, the Portfolio had deferred capital losses of $37,436,542, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Variable Global High Yield Bond Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date

Western Asset Variable Global High Yield Bond Portfolio

selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as global income funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5-, and 10-year periods ended
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of global income funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Variable Global High Yield Bond Portfolio

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
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Western Asset
Variable Global High Yield Bond Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90146-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2025